Related Party Balances and Transactions - Proceeds from borrowings from related parties and interest accrual (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
Related party | Zhong'an Energy (Anhui) Co., Ltd.
Related Party Balances and Transactions
Proceeds from borrowings from related parties and interest accrual	¥ 87,746